Document and Entity Information	3 Months Ended
Feb. 24, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Feb. 24, 2013
Entity Registrant Name	LEVI STRAUSS & CO
Entity Central Index Key	0000094845
Entity Filer Category	Non-accelerated Filer